Notes Payable - Schedule of Long Term Debt (Details) (Parenthetical)	12 Months Ended
	Dec. 31, 2017 a shares	Dec. 31, 2016 a shares
Acres of pasture land | a	6,538	7,376
FirstOak Bank - Dionisio Farm Note 1 [Member]
Variable rate description	Prime Rate	Prime Rate
Spread on variable rate	1.00%	1.00%
Collateral shares | shares	146.4	146.4
FirstOak Bank - Dionisio Farm Note 2 [Member]
Variable rate description	Prime Rate	Prime Rate
Spread on variable rate	1.50%	1.50%
Collateral shares | shares	9	9
FirstOak Bank - Mater Note [Member]
Variable rate description	Prime Rate	Prime Rate
Spread on variable rate	1.00%	1.00%
McFinney Agri-Finance Note [Member]
Acres of pasture land | a	2,579	2,579